January 31, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Variable Insurance Funds (the “Trust”)
File No. 33-32216

Commissioners:

Enclosed is the 64th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) add the CRSP US Mid Cap Index, as the new target index for the
Vanguard Mid-Cap Index Portfolio, and (2) to effect a number of non-material editorial changes.
Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of April 19,
2013, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a
Rule 485(b) filing that will include: text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.
Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc: Mark Cowan, Esquire
U.S. Securities & Exchange Commission